Income Taxes - (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
The provision for income taxes consists of the following:

	Year Ended December 31,
	2021	2020
Income tax provision:
Non-US	$(71)	$(29)
Federal	—	—
State	—	—

Provision for income taxes	$(71)	$(29)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company’s actual income tax expense is as follows:

	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	(9.65)%	1.74%
Nondeductible expenses	0.53%	(0.85)%
Loan forgiveness	(11.53)%	—%
Warrant liabilities	(55.32)%	—%
Stock-based compensation	(25.33)%	(4.27)%
Change in state tax rates	6.07%	(5.38)%
Change in valuation allowance	73.68%	(12.34)%
True-up adjustments	(1.67)%	2.16%
Foreign rate differential	0.28%	(1.17)%

	(1.95)%	0.89%

Schedule Of Deferred Tax Assets	The tax effect of temporary differences that give rise to a significant portion of the deferred tax assets and tax liabilities are as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Accrued expense	$64	$46
Sec. 263(a)	17	17
Stock-based compensation	477	131
ASC 842—Right of use lease liability	29	51
Fixed assets	194	168
Net operating losses	24,291	21,965
Tax credits	893	893
Other	6	19
Less: valuation allowance	(25,971)	(23,290)

Total deferred tax assets	$—	$—